INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Provisions for current income tax	$ 1,032,132	$ 1,070,430	$ 1,096,377
Provisions for deferred income tax	232,801	213,773	52,994
Total	$ 1,264,933	$ 1,284,203	$ 1,113,066